UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

AB DISCOVERY GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2015

Date of reporting period: April 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Discovery Growth Fund, Inc.

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Producer Durables - 20.4%
Aerospace - 1.5%
TransDigm Group, Inc.	158,804	$33,687,092

Back Office Support, HR & Consulting - 3.7%
CoStar Group, Inc. (a)	208,928	42,711,151
Robert Half International, Inc.	751,797	41,687,144

		84,398,295

Commercial Services: Rental & Leasing - 1.5%
United Rentals, Inc. (a)	350,341	33,835,934

Diversified Manufacturing Operations - 1.6%
Carlisle Cos., Inc.	373,994	36,090,421

Machinery: Industrial - 2.2%
Actuant Corp.-Class A	292,078	6,957,298
Middleby Corp. (The) (a)	436,518	44,236,734

		51,194,032

Machinery: Tools - 1.3%
Lincoln Electric Holdings, Inc.	453,972	30,352,568

Office Supplies & Equipment - 1.5%
Zebra Technologies Corp.-Class A (a)	365,140	33,622,091

Railroad Equipment - 0.4%
Wabtec Corp./DE	103,459	9,730,319

Railroads - 1.5%
Genesee & Wyoming, Inc.-Class A (a)	361,142	33,568,149

Scientific Instruments: Control & Filter - 1.4%
IDEX Corp.	443,213	33,245,407

Scientific Instruments: Electrical - 1.2%
AMETEK, Inc.	509,383	26,701,857

Shipping - 1.5%
Kirby Corp. (a)	430,346	33,795,071

Transportation Miscellaneous - 1.1%
Expeditors International of Washington, Inc.	539,366	24,719,144

		464,940,380

Health Care - 20.1%
Biotechnology - 5.5%
Agios Pharmaceuticals, Inc. (a)(b)	68,405	6,316,518
Alder Biopharmaceuticals, Inc. (a)	338,979	8,643,965
DBV Technologies SA (Sponsored ADR) (a)	396,042	9,924,813
KYTHERA Biopharmaceuticals, Inc. (a)(b)	158,726	6,934,739
Medivation, Inc. (a)	240,406	29,026,620
PTC Therapeutics, Inc. (a)	144,184	8,470,810
Puma Biotechnology, Inc. (a)(b)	83,424	15,064,706
Receptos, Inc. (a)	71,513	10,536,725
Synageva BioPharma Corp. (a)(b)	102,913	9,463,879
TESARO, Inc. (a)(b)	221,100	12,043,317

Company	Shares	U.S. $ Value
Tetraphase Pharmaceuticals, Inc. (a)	230,159	$8,120,010

		124,546,102

Health Care Management Services - 1.0%
ICON PLC (a)	344,407	22,159,146

Health Care Services - 4.4%
Acadia Healthcare Co., Inc. (a)	681,691	46,695,834
Envision Healthcare Holdings, Inc. (a)	712,534	27,047,791
Premier, Inc.-Class A (a)	699,707	26,518,895

		100,262,520

Health Care: Misc. - 0.5%
Quintiles Transnational Holdings, Inc. (a)	185,548	12,223,902

Medical & Dental Instruments & Supplies - 2.1%
Align Technology, Inc. (a)	480,098	28,248,966
HeartWare International, Inc. (a)(b)	256,638	19,430,063

		47,679,029

Medical Equipment - 2.5%
DexCom, Inc. (a)	424,993	28,716,777
Sirona Dental Systems, Inc. (a)	304,135	28,208,521

		56,925,298

Pharmaceuticals - 4.1%
Achillion Pharmaceuticals, Inc. (a)	828,790	7,251,913
Akorn, Inc. (a)	194,086	8,081,741
Diplomat Pharmacy, Inc. (a)(b)	522,505	18,716,129
GW Pharmaceuticals PLC (ADR) (a)(b)	121,477	12,712,568
Isis Pharmaceuticals, Inc. (a)(b)	151,885	8,614,917
Jazz Pharmaceuticals PLC (a)	182,118	32,544,487
Sage Therapeutics, Inc. (a)(b)	110,697	5,866,941

		93,788,696

		457,584,693

Consumer Discretionary - 19.6%
Cable Television Services - 1.5%
AMC Networks, Inc.-Class A (a)	451,544	34,064,479

Diversified Retail - 0.0%
Etsy, Inc. (a)(b)	8,147	181,189

Education Services - 2.8%
Bright Horizons Family Solutions, Inc. (a)	604,714	30,405,020
Grand Canyon Education, Inc. (a)	729,411	33,027,730

		63,432,750

Hotel/Motel - 1.3%
Wyndham Worldwide Corp.	348,718	29,780,517

Household Furnishings - 2.6%
Select Comfort Corp. (a)	896,887	27,642,057

Company	Shares	U.S. $ Value
Tempur Sealy International, Inc. (a)	495,955	$30,208,619

		57,850,676

Leisure Time - 1.9%
HomeAway, Inc. (a)	673,954	18,837,015
Norwegian Cruise Line Holdings Ltd. (a)	506,914	24,590,398

		43,427,413

Radio & TV Broadcasters - 0.7%
Pandora Media, Inc. (a)(b)	910,674	16,246,424

Recreational Vehicles & Boats - 0.9%
Polaris Industries, Inc.	152,936	20,946,115

Restaurants - 2.3%
Buffalo Wild Wings, Inc. (a)	184,262	29,352,937
Habit Restaurants, Inc. (The) (a)(b)	703,367	23,295,515

		52,648,452

Specialty Retail - 4.6%
Five Below, Inc. (a)(b)	771,147	26,003,077
Lithia Motors, Inc.-Class A	7,868	784,676
Tractor Supply Co.	388,572	33,440,506
Ulta Salon Cosmetics & Fragrance, Inc. (a)	283,568	42,844,289

		103,072,548

Textiles, Apparel & Shoes - 1.0%
Under Armour, Inc.-Class A (a)	296,877	23,022,811

		444,673,374

Technology - 18.2%
Computer Services, Software & Systems - 13.8%
Aspen Technology, Inc. (a)	277,164	12,303,310
Barracuda Networks, Inc. (a)(b)	635,745	25,766,745
Cadence Design Systems, Inc. (a)	1,842,540	34,363,371
GrubHub, Inc. (a)	64,086	2,638,421
Guidewire Software, Inc. (a)	551,279	27,536,386
NetSuite, Inc. (a)(b)	213,076	20,363,673
Palo Alto Networks, Inc. (a)	255,267	37,708,041
ServiceNow, Inc. (a)	456,098	34,143,496
SolarWinds, Inc. (a)	790,608	38,565,858
Tableau Software, Inc.-Class A (a)	306,144	29,953,129
Ultimate Software Group, Inc. (The) (a)	186,342	30,973,767
VeriFone Systems, Inc. (a)	556,242	19,896,777

		314,212,974

Electronic Entertainment - 0.8%
Take-Two Interactive Software, Inc. (a)	791,111	18,749,331

Semiconductors & Component - 3.6%
Cavium, Inc. (a)	332,500	21,542,675
Intersil Corp.-Class A	1,010,192	13,486,063
Mellanox Technologies Ltd. (a)	403,348	18,751,649

Company	Shares	U.S. $ Value
ON Semiconductor Corp. (a)	2,434,583	$28,046,396

		81,826,783

		414,789,088

Financial Services - 9.6%
Asset Management & Custodian - 1.1%
Affiliated Managers Group, Inc. (a)	112,820	25,511,987

Banks: Diversified - 5.1%
First Republic Bank/CA	440,174	25,657,742
IBERIABANK Corp.	376,638	23,468,314
Signature Bank/New York NY (a)	254,981	34,190,402
SVB Financial Group (a)	237,051	31,470,891

		114,787,349

Diversified Financial Services - 2.5%
Lazard Ltd.-Class A	633,218	33,579,550
Stifel Financial Corp. (a)	444,257	23,474,540

		57,054,090

Financial Data & Systems - 0.9%
Vantiv, Inc.-Class A (a)	530,230	20,731,993

		218,085,419

Materials & Processing - 5.0%
Building Materials - 0.4%
Martin Marietta Materials, Inc.	69,546	9,920,737

Chemicals: Diversified - 1.5%
PolyOne Corp.	877,679	34,273,365

Diversified Materials & Processing - 1.9%
Hexcel Corp.	870,693	43,665,254

Metal Fabricating - 1.2%
Valmont Industries, Inc. (b)	208,620	26,290,292

		114,149,648

Energy - 3.2%
Oil Well Equipment & Services - 2.0%
FMC Technologies, Inc. (a)	288,367	12,716,985
Oceaneering International, Inc.	353,095	19,459,065
Superior Energy Services, Inc.	504,383	12,861,767

		45,037,817

Oil: Crude Producers - 1.2%
Concho Resources, Inc. (a)	84,365	10,685,671
Laredo Petroleum, Inc. (a)(b)	1,081,603	17,089,327

		27,774,998

		72,812,815

Consumer Staples - 1.5%
Drug & Grocery Store Chains - 1.5%
Sprouts Farmers Market, Inc. (a)	1,043,202	33,366,816

Company	Shares	U.S. $ Value
Total Common Stocks (cost $1,821,424,823)		$2,220,402,233

SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (c)(d) (Cost $59,536,694)	59,536,694	59,536,694

Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $1,880,961,517)		2,279,938,927

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%
Investment Companies - 6.4%
AB Exchange Reserves-Class I, 0.10% (c)(d) (cost $145,066,032)	145,066,032	145,066,032

Total Investments - 106.6% (cost $2,026,027,549) (e)		2,425,004,959
Other assets less liabilities - (6.6)%		(150,060,895)

Net Assets - 100.0%		$2,274,944,064

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $426,746,792 and gross unrealized depreciation of investments was $(27,769,382), resulting in net unrealized appreciation of $398,977,410.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt

AB Discovery Growth Fund

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$2,220,402,233		$	– 0	–	$	– 0	–	$2,220,402,233
Short - Term Investments	59,536,694			– 0	–		– 0	–	59,536,694
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	145,066,032			– 0	–		– 0	–	145,066,032

Total Investments in Securities	2,425,004,959			– 0	–		– 0	–	2,425,004,959
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$2,425,004,959		$	– 0	–	$	– 0	–	$2,425,004,959

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Discovery Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2015